CREDIT FACILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Facilities
Principle and interest repaid	$ 40,906
Interest expense	$ 26,530	$ 33,569	$ 52,452